Shareholders Capital - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel		412,623	130,395
Percentage of share purchase and cancel		10.00%
Purchase and cancel of shares | $		$ 30	$ 10
Events After Reporting Period [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel	123,100
Purchase and cancel of shares | $	$ 10
Top of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel		1,326,321